As filed with the Securities and Exchange Commission on September 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2010

Date of reporting period:  July 31, 2010

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.68%
	Aerospace - 2.43%
1,600	Northrop Grumman Corp.	$93,824
	Air Transport - 1.92%
900	FedEx Corp.	74,295
	Aluminum - 1.04%
3,600	Alcoa Inc.	40,212
	Banks: Diversified - 1.56%
4,300	Bank of America Corp.	60,372
	Beverage: Soft Drinks - 1.85%
1,300	Coca-Cola Co.	71,643
	Chemicals: Diversified - 2.42%
1,600	BASF SE - ADR	93,600
	Computer Services, Software & Systems - 9.31%
5,700	CA Inc.	111,492
5,500	Microsoft Corp.	141,955
4,500	Oracle Corp.	106,380
		359,827
	Consumer Lending - 3.12%
3,600	Cash America International, Inc.	120,600
	Consumer Services: Miscellaneous - 1.62%
3,000	eBay Inc. (a)	62,730
	Diversified Financial Services - 3.13%
10,900	Citigroup Inc. (a)	44,690
1,900	JPMorgan Chase & Co.	76,532
		121,222
	Diversified Retail - 2.52%
1,900	Wal-Mart Stores, Inc.	97,261
	Electronics Components - 1.54%
2,200	Tyco Electronics Ltd.	59,400
	Engineering & Contracting Services - 2.10%
800	Fluor Corp.	38,632
1,900	KBR, Inc.	42,522
		81,154
	Financial Data & Systems - 1.09%
200	Mastercard, Inc. - Class A	42,008
	Foods - 8.27%
1,600	ConAgra Foods, Inc.	37,568
4,100	NBTY, Inc. (a)	220,949
3,500	Tyson Foods, Inc. - Class A	61,285
		319,802
	Homebuilding - 1.90%
5,800	Lennar Corp. - Class B	73,370
	Insurance: Life - 8.00%
57,600	CNO Financial Group, Inc. (a)	309,312
	Insurance: Property-Casualty - 6.15%
13,400	XL Group PLC	237,582
	Oil: Integrated - 3.58%
2,500	Royal Dutch Shell PLC - ADR	138,550
	Pharmaceuticals - 11.71%
2,200	Eli Lilly & Co.	78,320
3,500	Merck & Co., Inc.	120,610
9,900	Pfizer, Inc.	148,500
2,600	Watson Pharmaceuticals, Inc. (a)	105,300
		452,730
	Real Estate - 2.60%
7,900	MI Developments, Inc. - Class A	100,488
	Scientific Instruments: Control & Filter - 1.03%
400	Flowserve Corp.	39,664
	Specialty Retail - 1.77%
2,400	Home Depot, Inc.	68,424
	Steel - 1.36%
1,500	Carpenter Technology Corp.	52,425
	Tobacco - 5.41%
4,100	Philip Morris International, Inc.	209,264
	Utilities: Electrical - 8.25%
2,500	Alliant Energy Corp.	86,400
3,700	American Electric Power Co., Inc.	133,126
1,000	Exelon Corp.	41,830
1,100	NextEra Energy, Inc.	57,530
		318,886
	TOTAL COMMON STOCKS (Cost $3,423,835)	3,698,645

	SHORT-TERM INVESTMENTS - 2.18%
42,047	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.10% (b)	42,047
42,047	First American Tax Free Obligations Fund - Class Z, 0.02% (b)	42,047
	TOTAL SHORT-TERM INVESTMENTS (Cost $84,094)	84,094

	Total Investments in Securities (Cost $3,507,929) - 97.86%	3,782,739
	Other Assets in Excess of Liabilities - 2.14%	82,868
	NET ASSETS - 100.00%	$3,865,607

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) Rate shown is the 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

Cost of investments	$3,630,827

Gross unrealized appreciation	$564,815
Gross unrealized depreciation	(412,903)
Net unrealized appreciation	$151,912

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Summary of Fair Value Exposure at July 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$301,785	$—	$—	$301,785
Consumer Staples	600,709	—	—	600,709
Energy	138,550	—	—	138,550
Financial Services	991,584	—	—	991,584
Health Care	452,730	—	—	452,730
Materials & Processing	186,237	—	—	186,237
Producer Durables	288,937	—	—	288,937
Technology	419,227	—	—	419,227
Utilities	318,886	—	—	318,886
Total Equity	3,698,645	—	—	3,698,645
Short-Term Investments	84,094	—	—	84,094
Total Investments in Securities	$3,782,739	$—	$—	$3,782,739

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.88%
	Asset Management & Custodian - 5.71%
9,070	Virtus Investment Partners, Inc. (a)	$234,006
	Commercial Vehicles & Parts - 0.23%
700	Miller Industries, Inc.	9,359
	Consumer Lending - 8.34%
11,100	EZcorp, Inc. - Class A (a)	220,890
6,000	Nelnet, Inc. - Class A	120,960
		341,850
	Containers & Packaging - 3.98%
17,600	UFP Technologies, Inc. (a)	163,328
	Diversified Manufacturing Operations - 1.48%
4,100	A. M. Castle & Co. (a)	60,557
	Engineering & Contracting Services - 3.24%
15,965	Argan, Inc. (a)	132,988
	Foods - 7.88%
4,400	NBTY, Inc. (a)	237,116
16,534	Overhill Farms, Inc. (a)	85,977
		323,093
	Health Care Facilities - 0.98%
8,700	Tenet Healthcare Corp. (a)	40,020
	Homebuilding - 3.02%
9,800	Lennar Corp. - Class B	123,970
	Household Furnishings - 2.94%
28,057	Crown Crafts, Inc. (d)	120,645
	Insurance: Life - 8.56%
65,400	CNO Financial Group, Inc. (a)	351,198
	Insurance: Property-Casualty - 5.06%
11,700	XL Group PLC	207,441
	Internet Marketing - 0.27%
25,513	LiveDeal, Inc. (a) (d)	10,996
	Leisure Time - 3.12%
9,202	Interval Leisure Group, Inc. (a)	128,000
	Machinery: Industrial - 5.03%
10,700	Armtec Infrastructure Trust Unit (b)	206,080
	Oil Well Equipment & Services - 0.90%
7,800	Global Industries, Ltd. (a)	36,972
	Paper - 1.78%
6,400	Kapstone Paper and Packaging Corp. (a)	73,216
	Pharmaceuticals - 2.77%
2,800	Watson Pharmaceuticals, Inc. (a)	113,400
	Radio & TV Broadcasters - 2.49%
18,266	Global Traffic Network, Inc. (a)	102,290
	Real Estate - 4.22%
13,600	MI Developments, Inc. - Class A	172,992
	Real Estate Investment Trusts (REITs) - 5.04%
42,157	CapLease, Inc.	206,569
	Rental & Leasing Services: Consumer - 1.13%
2,100	Rent-A-Center, Inc. (a)	46,179
	Restaurants - 9.18%
23,100	Boston Pizza Royalties Income Fund (b)	255,705
3,800	Famous Dave's of America, Inc. (a)	30,362
12,100	Second Cup Royalty Income Fund Unit (b)	90,275
		376,342
	Specialty Retail - 0.95%
26,650	Bidz.com, Inc. (a) (d)	38,909
	Steel - 2.39%
2,800	Carpenter Technology Corp.	97,860
	Sugar - 1.11%
3,800	Imperial Sugar Co.	45,600
	Textiles, Apparel & Shoes - 0.27%
2,420	Hampshire Group, Ltd. (a)	11,011
	Utilities: Electrical - 3.81%
3,200	Alliant Energy Corp.	110,592
2,400	Portland General Electric Co.	45,840
		156,432
	TOTAL COMMON STOCKS (Cost $3,275,970)	3,931,303

	SHORT-TERM INVESTMENTS - 2.51%
51,430	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.10% (c)	51,430
51,430	First American Tax Free Obligations Fund - Class Z, 0.02% (c)	51,430
	TOTAL SHORT-TERM INVESTMENTS (Cost $102,860)	102,860

	Total Investments in Securities (Cost $3,378,830) - 98.39%	4,034,163
	Other Assets in Excess of Liabilities - 1.61%	66,147
	NET ASSETS - 100.00%	$4,100,310

(a) Non-income producing security.
(b) Foreign issued security.
(c) Rate shown is the 7-day yield as of July 31, 2010.
(d) Security is considered illiquid. As of July 31, 2010, the value of these investments was $170,550 or 4.16% of net assets.

		Dates
Security	Shares	Acquired	Cost Basis
Bidz.com, Inc.	26,650	6/08-7/10	$74,598
Crown Crafts, Inc.	28,057	6/07-6/10	$97,836
LiveDeal, Inc.	25,513	6/07-7/08	$116,259

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

Cost of investments	$3,439,099

Gross unrealized appreciation	$1,111,835
Gross unrealized depreciation	(516,771)
Net unrealized appreciation	$595,064

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Summary of Fair Value Exposure at July 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$947,346	$—	$—	$947,346
Consumer Staples	368,693	—	—	368,693
Energy	36,972	—	—	36,972
Financial Services	1,514,056	—	—	1,514,056
Health Care	153,420	—	—	153,420
Materials & Processing	334,404	—	—	334,404
Producer Durables	408,984	—	—	408,984
Technology	10,996	—	—	10,996
Utilities	156,432	—	—	156,432
Total Equity	3,931,303	—	—	3,931,303
Short-Term Investments	102,860	—	—	102,860
Total Investments in Securities	$4,034,163	$—	$—	$4,034,163

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    9/20/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    9/20/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    9/15/2010

* Print the name and title of each signing officer under his or her signature.